Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue		$ 321,027	$ 363,205	$ 358,342
US
Disaggregation of Revenue [Line Items]
Revenue	[1]	282,016	317,605	309,211
International
Disaggregation of Revenue [Line Items]
Revenue		39,011	45,600	49,131
Mobile
Disaggregation of Revenue [Line Items]
Revenue		241,915	264,911	257,405
Web
Disaggregation of Revenue [Line Items]
Revenue		$ 79,112	$ 98,294	$ 100,937

[1]	Geographic location is presented as being derived from the U.S. when data is not available